CONSOLIDATED STATEMENTS OF CASH FLOWS (Unaudited) (USD $) In Thousands	9 Months Ended
	Sep. 30, 2011	Sep. 30, 2010
Cash Flows From Operating Activities:
Net income	$ 104,764	$ 117,799
Adjustments to reconcile net income to net cash provided by operating activities of continuing operations:
Net loss from discontinued operations	0	771
Depreciation	16,165	15,728
Amortization of intangibles	40,297	38,935
Amortization of contract acquisition costs	12,737	14,696
Deferred income taxes	4,086	7,164
Employee share-based compensation expense	4,503	4,548
Loss on early debt extinguishment	6,995	0
Other non-cash items, net	8,249	9,024
Changes in assets and liabilities, net of effect of acquisitions:
Trade accounts receivable	(1,826)	1,889
Inventories and supplies	(461)	(294)
Other current assets	(5,411)	(249)
Non-current assets	2,429	1,974
Accounts payable	(76)	(2,502)
Contract acquisition payments	(9,998)	(13,837)
Other accrued and non-current liabilities	(11,206)	(25,162)
Net cash provided by operating activities of continuing operations	171,247	170,484
Cash Flows From Investing Activities:
Purchases of capital assets	(28,226)	(31,613)
Payments for acquisitions, net of cash acquired	(80,486)	(98,621)
Payments on company-owned life insurance policies	(6,383)	0
Loans to distributors	(3,515)	0
Proceeds from company-owned life insurance policies	0	5,782
Proceeds from sales of marketable securities	0	1,970
Other	(1,936)	(1,883)
Net cash used by investing activities of continuing operations	(120,546)	(124,365)
Cash Flows From Financing Activities:
Net proceeds from short-term debt	26,000	4,000
Payments on long-term debt, including costs of debt reacquisition	(215,030)	0
Proceeds from issuing long-term debt	200,000	0
Payments for debt issue costs	(3,470)	(2,361)
Change in book overdrafts	1,982	(1,595)
Proceeds from issuing shares under employee plans	7,597	3,078
Excess tax benefit from share-based employee awards	972	396
Payments for common shares repurchased	(23,620)	(2,999)
Cash dividends paid to shareholders	(38,395)	(38,586)
Net cash (used) provided by financing activities of continuing operations	(43,964)	(38,067)
Effect Of Exchange Rate Change On Cash	(1,099)	250
Net Change In Cash And Cash Equivalents	5,638	8,302
Cash And Cash Equivalents:
Beginning Of Period	17,383	12,789
End Of Period	$ 23,021	$ 21,091